Securities (Tables)	12 Months Ended
Jun. 30, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of gross unrealized or unrecognized gains and losses
	2020
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency bonds	$500	$3	$-	$503
Agency mortgage-backed:residential	38	-	-	38
	$538	$3	$-	$541
Held-to-maturity Securities
Agency mortgage-backed: residential	$598	$16	$3	$611
	2019
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
U.S. Treasury securities	$496	$1	$-	$497
Agency bonds	501	4	-	505
Agency mortgage-backed: residential	43	-	-	43
	$1,040	$5	$-	$1,045

Held-to-maturity Securities
Agency mortgage-backed: residential	$775	$14	$14	$775